Property, Plant and Equipment - Schedule of Movement of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 71,933	$ 80,615
Ending, balances	60,196	71,933
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	32,648	36,653
Ending, balances	28,653	32,648
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	3,548	3,507
Ending, balances	2,319	3,548
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	23,798	27,650
Ending, balances	19,312	23,798
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	201,141	197,886
Additions	14,055	10,735
Sales and/or disposals for the year	(17,266)	(7,049)
Impairment	(20)	(467)
Exchange differences	(12,011)	250
Reclassification from assets held for sale	(2,882)
Others	(458)	(214)
Ending, balances	182,559	201,141
Gross assets [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	75,719	73,312
Additions	6,304	3,213
Sales and/or disposals for the year	(13,513)
Exchange differences	(3,814)	(806)
Reclassification from assets held for sale	(2,776)
Ending, balances	61,920	75,719
Gross assets [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	3,548	3,506
Sales and/or disposals for the year	(89)
Exchange differences	(576)	42
Reclassification from assets held for sale	(106)
Others	(458)
Ending, balances	2,319	3,548
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	85,835	85,404
Additions	4,589	4,887
Sales and/or disposals for the year	(1,224)	(4,663)
Impairment		(52)
Exchange differences	(6,315)	754
Others		(495)
Ending, balances	82,885	85,835
Gross assets [member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	36,039	35,664
Additions	3,162	2,635
Sales and/or disposals for the year	(2,440)	(2,386)
Impairment	(20)	(415)
Exchange differences	(1,306)	260
Others		281
Ending, balances	$ 35,435	$ 36,039